Convertible Debentures - Schedule of Key Inputs Derivative Liabilities (Details) - Monte Carlo Model [Member] - DevvStream Corp [Member]	Jul. 31, 2025	Jul. 31, 2024
Probability of De-SPAC Transaction Closing [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		90
Probability of De-SPAC Transaction Closing [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		90
Risk-free Interest Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	2.75
Expected Term (Years) [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	1.63
Expected Annual Volatility for the Company [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	150
Expected Annual Volatility for Focus Impact [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		2.5
Common Conversion Ratio [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.083
Foreign Exchange Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.7242
Minimum [Member] | Probability of De-SPAC Transaction Closing [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	90
Minimum [Member] | Risk-free Interest Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		4.27
Minimum [Member] | Risk-free Interest Rate [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	0.61	4.6
Minimum [Member] | Expected Term (Years) [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.26
Minimum [Member] | Expected Term (Years) [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	0.01	0.35
Minimum [Member] | Expected Annual Volatility for the Company [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		85
Minimum [Member] | Expected Annual Volatility for the Company [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	92.5	90
Minimum [Member] | Expected Annual Volatility for Focus Impact [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	2.5	2.5
Minimum [Member] | Common Conversion Ratio [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	0.063	0.083
Minimum [Member] | Foreign Exchange Rate [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	0.718	0.727
Minimum [Member] | Probability of De-SPAC Transaction Closing [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	99
Minimum [Member] | Risk-free Interest Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		4.38
Minimum [Member] | Risk-free Interest Rate [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	4.25	4.87
Minimum [Member] | Expected Term (Years) [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.54
Minimum [Member] | Expected Term (Years) [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	2	0.82
Minimum [Member] | Expected Annual Volatility for the Company [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		112
Minimum [Member] | Expected Annual Volatility for the Company [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	150	145
Minimum [Member] | Expected Annual Volatility for Focus Impact [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	100	5
Minimum [Member] | Common Conversion Ratio [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	0.1462	0.155
Minimum [Member] | Foreign Exchange Rate [Member] | At Initial Measurement [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	0.734	0.747